Vessel revenue - Revenue by employment type (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Disclosure of maturity analysis of operating lease payments [line items]
Vessels that earned revenue in long-term time-charter contracts | vessel	16	15	14
Pool revenue	$ 1,068,427	$ 1,155,244	$ 1,186,577
Voyage revenue (spot market)	21,643	32,718	328,087
Time charter revenue	153,881	153,260	48,209
Revenue	$ 1,243,951	$ 1,341,222	$ 1,562,873